SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Capital expenditures	$ 341	$ 403	$ 672	$ 721
Capital commitments	132		132		$ 0
Cash expenditures	313	405	639	739
Increase/decrease in accrued capital expenditures	(28)	2	(33)	18
Purchase Obligations for Supplies and Consumables	2,067		2,067		$ 0
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	326	394	644	706
Operating segments | Barrick Nevada [Member]
Disclosure of operating segments [line items]
Capital expenditures	151	183	297	313
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	14	4	27	13
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	33	28	71	49
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	33	63	64	113
Operating segments | Lagunas Norte
Disclosure of operating segments [line items]
Capital expenditures	7	4	10	9
Operating segments | Acacia
Disclosure of operating segments [line items]
Capital expenditures	25	45	51	91
Operating segments | Pascua-Lama
Disclosure of operating segments [line items]
Capital expenditures	2	0	11	3
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	61	67	113	115
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	$ 15	$ 9	$ 28	$ 15